Summary of Significant Accounting Policies - Narrative (Details) $ in Thousands		3 Months Ended			9 Months Ended		12 Months Ended
	Apr. 13, 2020 shares	Sep. 30, 2020 USD ($)	Jun. 30, 2020 shares	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Dec. 31, 2019 USD ($) segment	Dec. 31, 2018 USD ($)
Accounting Policies [Abstract]
Carrying amount of cash equivalents							$ 5,000	$ 18,400
Restricted cash		$ 115			$ 115		115	131
Research and development incentive receivable		0			0		922	400
Research and development incentive income		0		$ 0	0	$ 558	$ 558	370
Number of operating segments | segment							1
Deferred offering costs		$ 0			$ 0		$ 604	$ 0
Pro Forma
Accounting Policies [Abstract]
Restricted cash							115
Deferred offering costs							$ 604
Common Stock
Conversion of Stock [Line Items]
Conversion of convertible preferred stock upon initial public offering (in shares) | shares	10,725,129		10,725,129
Common Stock | Pro Forma
Conversion of Stock [Line Items]
Conversion of convertible preferred stock upon initial public offering (in shares) | shares	6,555,307